Information Relating to the Consolidated Statement of Cash Flows - Cash Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 8,178	$ 17,678	$ 5,640
Restricted cash included in "Prepaid expenses and other current assets"	275	630	333
Restricted cash included in "Deferred charges and other assets"	822	813	822
Total cash, cash equivalents and restricted cash	$ 9,275	$ 19,121	$ 6,795	$ 6,737